UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: February 28, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

FORM N-Q

FEBRUARY 28, 2014

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited)	February 28, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - 30.2%
Access Group Inc., 2005-1 A2	0.356%	3/23/20	$357,160	$356,812	(a)
Ally Auto Receivables Trust, 2012-4 A2	0.480%	5/15/15	146,317	146,339
Ally Auto Receivables Trust, 2014-SN1 A2B	0.280%	10/20/16	700,000	700,227	(a)
American Express Credit Account Master Trust, 2012-3 A	0.305%	3/15/18	2,020,000	2,020,275	(a)
American Express Issuance Trust II, 2013-2 A	0.585%	8/15/19	800,000	804,144	(a)
Amortizing Residential Collateral Trust, 2002-BC4 M1	1.206%	7/25/32	917,881	874,632	(a)
Amortizing Residential Collateral Trust, 2002-BC6 A2	0.856%	8/25/32	293,264	261,852	(a)
Arrowpoint CLO Ltd., 2014-2A A1L	1.750%	3/12/26	750,000	745,275
Atrium CDO Corp., 5A A1	0.485%	7/20/20	572,861	565,915	(a)(b)
Bank of America Credit Card Trust, 2014-A1 A	0.558%	6/15/21	1,600,000	1,600,858	(a)
Brazos Higher Education Authority Inc., 2005-2 A10	0.366%	12/26/19	1,030,852	1,026,730	(a)
Business Loan Express, 2001-2A A	0.736%	1/25/28	401,901	297,607	(a)(b)
Business Loan Express, 2002-1A A	0.706%	7/25/28	313,167	274,978	(a)(b)
Business Loan Express, 2002-AA A	0.806%	6/25/28	256,415	189,875	(a)(b)
Chase Issuance Trust, 2012-A1 A1	0.255%	5/16/16	1,700,000	1,700,020	(a)
Chase Issuance Trust, 2012-A9 A9	0.305%	10/16/17	950,000	950,459	(a)
Citibank Credit Card Issuance Trust, 2013-A1 A1	0.256%	4/24/17	1,700,000	1,700,117	(a)
Citibank Credit Card Issuance Trust, 2013-A4 A4	0.576%	7/24/20	1,560,000	1,565,430	(a)
Citibank Credit Card Issuance Trust, 2013-A7 A7	0.587%	9/10/20	800,000	803,794	(a)
Discover Card Execution Note Trust, 2013-A6 A6	0.605%	4/15/21	1,480,000	1,486,416	(a)
Dryrock Issuance Trust, 2014-1 A	0.510%	12/16/19	600,000	600,184	(a)
EFS Volunteer No. 2 LLC, 2012-1 A1	1.045%	7/26/27	1,480,217	1,492,413	(a)(b)
Flatiron CLO Ltd., 2013-1A A1	1.690%	1/17/26	550,000	547,195	(a)(b)(c)
Ford Credit Auto Lease Trust, 2012-B A2	0.540%	11/15/14	64,975	64,984
Ford Credit Auto Owner Trust, 2012-B A3	0.720%	12/15/16	889,065	891,217
Ford Credit Auto Owner Trust, 2012-D A2	0.400%	9/15/15	229,917	229,926
Ford Credit Auto Owner Trust, 2013-B A2	0.380%	2/15/16	320,750	320,882
Ford Credit Auto Owner Trust, 2013-B A3	0.570%	10/15/17	810,000	811,230
Ford Credit Floorplan Master Owner Trust, 2013-3 A1	0.790%	6/15/17	680,000	682,497
Ford Credit Floorplan Master Owner Trust, 2013-3 A2	0.455%	6/15/17	280,000	280,338	(a)
Ford Credit Floorplan Master Owner Trust, 2013-5 A2	0.625%	9/15/18	2,100,000	2,106,003	(a)
Ford Credit Floorplan Master Owner Trust, 2014-2 A	0.655%	2/15/21	1,100,000	1,101,411	(a)
GSAMP Trust, 2006-SEA1 A	0.456%	5/25/36	709,909	697,347	(a)(b)
Hertz Fleet Lease Funding LP, 2013-3 A	0.707%	12/10/27	960,000	960,393	(a)(b)
Hertz Vehicle Financing LLC, 2009-2A A2	5.290%	3/25/16	960,000	997,117	(b)
Hewett’s Island CDO Ltd., 2007-1RA A	0.634%	11/12/19	206,584	204,880	(a)(b)
HLSS Servicer Advance Receivables Backed Notes, 2013-T4 AT4	1.183%	8/15/44	400,000	399,846	(b)
Honda Auto Receivables Owner Trust, 2012-2 A3	0.700%	2/16/16	791,485	793,123
Honda Auto Receivables Owner Trust, 2012-4 A2	0.400%	4/20/15	431,302	431,398
Illinois Student Assistance Commission, 2010-1 A2	1.289%	4/25/22	1,481,413	1,488,391	(a)
Lehman XS Trust, 2005-3 3A3B	5.500%	9/25/35	610,000	546,508
Mercedes-Benz Auto Receivables Trust, 2012-1 A2	0.370%	3/16/15	19,256	19,257
Mercedes-Benz Auto Receivables Trust, 2012-1 A3	0.470%	10/17/16	400,000	400,270
Mercedes-Benz Auto Receivables Trust, 2013-1 A3	0.780%	8/15/17	1,240,000	1,245,450
NCUA Guaranteed Notes, 2010-A1 A	0.508%	12/7/20	1,898,560	1,900,782	(a)
Nelnet Student Loan Trust, 2013-5A A	0.786%	1/25/37	1,638,916	1,635,593	(a)(b)
Neuberger Berman CLO Ltd., 2014-16A A1	1.707%	4/15/26	250,000	248,950	(a)(b)(c)
New Century Home Equity Loan Trust, 2004-2 M2	1.086%	8/25/34	1,100,454	1,039,884	(a)
Nissan Auto Lease Trust, 2013-A A2A	0.450%	9/15/15	1,239,761	1,240,285

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - continued
Nissan Auto Receivables Owner Trust, 2012-A A3	0.730%	5/16/16	$270,122	$270,772
Nissan Auto Receivables Owner Trust, 2012-B A2	0.390%	4/15/15	151,138	151,146
Nissan Auto Receivables Owner Trust, 2013-A A2	0.370%	9/15/15	644,991	645,027
Northstar Education Finance Inc., 2005-1 A1	0.335%	10/28/26	212,839	212,585	(a)
NovaStar Home Equity Loan Trust, 2003-1 M1	1.581%	5/25/33	484,502	405,244	(a)
Ocean Trails CLO IV, 2013-4A X	1.237%	8/13/25	350,000	350,149	(a)(b)
Ohio Phase-In-Recovery Funding LLC, 2013-1 A1	0.958%	7/1/18	1,660,000	1,668,787
Renaissance Home Equity Loan Trust, 2003-1 A	1.016%	6/25/33	564,642	536,667	(a)
Renaissance Home Equity Loan Trust, 2003-2 A	1.036%	8/25/33	549,618	519,407	(a)
Renaissance Home Equity Loan Trust, 2003-3 A	0.656%	12/25/33	1,576,631	1,545,414	(a)
Residential Asset Mortgage Products Inc., 2004-SL3 A4	8.500%	12/25/31	16,731	16,045
SACO I Trust, 2006-5 1A	0.456%	4/25/36	342,644	495,459	(a)
Saratoga Investment Corp. CLO Ltd., 2013-1A A1	1.537%	10/20/23	650,000	644,998	(a)(b)
Saratoga Investment Corp. CLO Ltd., 2013-1A X	1.287%	10/20/23	200,000	200,160	(a)(b)
Saxon Asset Securities Trust, 2003-1 M1	1.206%	6/25/33	502,749	466,616	(a)
SLC Student Loan Trust, 2006-2 A5	0.343%	9/15/26	2,560,000	2,493,494	(a)
SLM Student Loan Trust, 2003-11 A4	0.433%	6/15/20	22,286	22,285	(a)
SLM Student Loan Trust, 2003-4 B	0.893%	6/15/38	1,265,287	1,163,925	(a)
SLM Student Loan Trust, 2004-02 A4	0.369%	10/25/19	114,606	114,578	(a)
SLM Student Loan Trust, 2004-04 A4	0.369%	1/25/19	509,581	508,056	(a)
SLM Student Loan Trust, 2005-5 B	0.489%	10/25/40	969,857	855,974	(a)
SLM Student Loan Trust, 2006-4 A4	0.319%	4/25/23	40,196	40,173	(a)
SLM Student Loan Trust, 2007-2 A2	0.239%	7/25/17	235,152	234,290	(a)
SLM Student Loan Trust, 2008-05 A2	1.339%	10/25/16	19,108	19,139	(a)
SLM Student Loan Trust, 2008-6 A3	0.989%	1/25/19	1,320,000	1,330,401	(a)
SLM Student Loan Trust, 2011-B A1	1.005%	12/16/24	422,117	423,550	(a)(b)
SLM Student Loan Trust, 2012-05 A1	0.356%	11/25/16	394,572	394,516	(a)
SLM Student Loan Trust, 2012-07 A1	0.316%	2/27/17	643,271	642,859	(a)
SLM Student Loan Trust, 2012-6 A1	0.316%	2/27/17	111,896	111,901	(a)
SLM Student Loan Trust, 2012-A A1	1.555%	8/15/25	651,849	659,855	(a)(b)
SLM Student Loan Trust, 2012-B A1	1.255%	12/15/21	331,618	333,193	(a)(b)
SLM Student Loan Trust, 2012-C A1	1.255%	8/15/23	456,712	459,614	(a)(b)
SLM Student Loan Trust, 2013-A A1	0.755%	8/15/22	367,218	367,360	(a)(b)
Specialty Underwriting & Residential Finance Trust, 2003-BC1 A	0.836%	1/25/34	118,169	103,069	(a)
Structured Asset Investment Loan Trust, 2003-BC1 A2	0.836%	1/25/33	411,006	401,859	(a)
USAA Auto Owner Trust, 2012-1 A2	0.380%	6/15/15	7,338	7,338
Venture CDO Ltd., 2013-13A AX	1.441%	6/10/25	650,000	644,947	(a)(b)
Venture CDO Ltd., 2014-16A A1L	1.736%	4/15/26	880,000	875,600	(a)(b)(c)
Volkswagen Auto Lease Trust, 2014-A A2B	0.364%	10/20/16	1,600,000	1,600,468	(a)
Volkswagen Auto Loan Enhanced Trust, 2012-1 A3	0.850%	8/22/16	137,865	138,275
World Omni Automobile Lease Securitization Trust., 2013-A A2B	0.475%	5/16/16	1,200,000	1,201,495	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $65,072,357)				64,726,199

COLLATERALIZED MORTGAGE OBLIGATIONS - 20.7%
American Home Mortgage Assets, 2006-4 1A12	0.366%	10/25/46	2,893,372	1,890,509	(a)
Banc of America Mortgage Securities Inc., 2003-B 1A1	2.747%	3/25/33	37,459	37,488	(a)
Bear Stearns Alt-A Trust, 2005-02 1A1	0.656%	3/25/35	408,385	395,879	(a)
Bear Stearns ARM Trust, 2004-12 1A1	2.571%	2/25/35	442,230	403,436	(a)
Bear Stearns ARM Trust, 2006-04 1A1	2.644%	10/25/36	224,871	193,756	(a)
Bear Stearns Asset-Backed Securities Trust, 2003-AC5 A3	1.256%	10/25/33	1,255,681	1,197,575	(a)
Chevy Chase Mortgage Funding Corp., 2004-3A A2	0.456%	8/25/35	10,545	9,619	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Chevy Chase Mortgage Funding Corp., 2004-4A A2	0.446%	10/25/35	$33,719	$30,958	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-1A A2	0.356%	1/25/36	14,673	13,278	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-3A A2	0.386%	7/25/36	82,612	74,627	(a)(b)
Countrywide Alternative Loan Trust, 2004-28CB 2A7	5.750%	1/25/35	981,348	1,004,285
Countrywide Alternative Loan Trust, 2005-62 1A1	0.456%	12/25/35	1,309,922	1,092,415	(a)
Countrywide Alternative Loan Trust, 2007-23CB A7	0.556%	9/25/37	1,500,425	1,073,218	(a)
Countrywide Home Loan Mortgage Pass-Through Trust, 2002-26 A4	0.656%	12/25/17	259,716	253,337	(a)
Countrywide Home Loan Mortgage Pass-Through Trust, 2003-37 2A1	2.656%	9/25/33	456,604	457,927	(a)
Deutsche Mortgage Securities Inc., 2004-4 7AR2	0.606%	6/25/34	496,495	457,888	(a)
FDIC Structured Sale Guaranteed Notes, 2010-S1 1A	0.710%	2/25/48	249,453	250,489	(a)(b)
FDIC Structured Sale Guaranteed Notes, 2010-S2	0.870%	12/29/45	800,456	803,234	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), 1997-19 F	1.045%	6/1/28	175,847	169,299	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3877 FA, PAC-1	0.505%	11/15/40	635,887	635,037	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2000-T06 A3	3.923%	1/25/28	314,543	334,286	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2002-T19 A4	3.260%	3/25/42	2,039,073	2,128,485	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2004-T03 2A	3.134%	8/25/43	1,895,066	1,999,922	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, 1997-20 F	0.630%	3/25/27	392,049	386,861	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, 2005-86 FC	0.456%	10/25/35	245,419	245,948	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, PAC, 2003-117 KF	0.556%	8/25/33	614,017	616,245	(a)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W6 6A	3.046%	8/25/42	1,734,171	1,816,377	(a)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W8 3F1	0.556%	5/25/42	237,652	235,705	(a)
First Republican Mortgage Loan Trust, 2000-FRB1 A2	2.878%	6/25/30	432,725	447,937	(a)
Government National Mortgage Association (GNMA), 2011-H07 FA	0.668%	2/20/61	597,657	597,156	(a)
Government National Mortgage Association (GNMA), 2013-H08 BF	0.568%	3/20/63	979,586	973,232	(a)
Government National Mortgage Association (GNMA), 2013-H22 FB	0.868%	8/20/63	4,772,516	4,810,319	(a)
GS Mortgage Securities Corp. II, 2000-1A A	0.854%	3/20/23	334,414	320,506	(a)(b)
HarborView Mortgage Loan Trust, 2004-2 2A1	0.674%	6/19/34	731,710	671,658	(a)
IMPAC CMB Trust, 2003-8 1A2	1.156%	10/25/33	52,872	49,878	(a)
IMPAC Secured Assets Corp., 2004-3 1A4	0.956%	11/25/34	217,261	213,096	(a)
Indymac Index Mortgage Loan Trust, 2005-AR21 4A1	2.630%	10/25/35	1,281,771	1,108,506	(a)
JPMorgan Commercial Mortgage Finance Corp., IO, 1997-C5 X	1.065%	9/15/29	199,825	3,854	(a)(b)(d)
LB Commercial Conduit Mortgage Trust, IO, 1998-C4 X	1.425%	10/15/35	770,461	34,923	(a)(d)
Morgan Stanley Capital I, 2011-C1 A1	2.602%	9/15/47	391,007	397,387	(b)
NCUA Guaranteed Notes, 2011-R1 1A	0.608%	1/8/20	516,373	519,423	(a)
New York Mortgage Trust Inc., 2005-2 A	0.486%	8/25/35	688,495	667,083	(a)
Residential Accredit Loans Inc., 2003-QA1 A1	0.836%	12/25/33	1,005,970	935,035	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Residential Accredit Loans Inc., 2004-QS16 1A1	5.500%	12/25/34	$953,348	$976,140
Residential Asset Mortgage Products Inc., 2004-SL2 A4	8.500%	10/25/31	13,786	15,382
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	18,284	17,817
Residential Asset Securitization Trust, 2003-A5 A5	0.656%	6/25/33	47,382	47,537	(a)
Residential Asset Securitization Trust, 2004-A2 1A3, PAC	0.556%	5/25/34	330,523	311,415	(a)
Residential Asset Securitization Trust, PAC, 2003-A11 A2	0.606%	11/25/33	367,144	355,930	(a)
Sequoia Mortgage Trust, 2002-9 2A	1.961%	9/20/32	384,181	369,351	(a)
Sequoia Mortgage Trust, 2003-2 A1	0.814%	6/20/33	305,315	295,648	(a)
Structured ARM Loan Trust, 2004-01 2A	0.466%	2/25/34	221,500	198,248	(a)
Structured ARM Loan Trust, 2004-02 1A1	2.863%	3/25/34	561,686	570,533	(a)
Structured ARM Loan Trust, 2004-17 A1	1.016%	11/25/34	801,833	745,201	(a)
Structured Asset Mortgage Investments Inc., 2003-CL1 1F2	0.756%	7/25/32	528,159	496,574	(a)
Structured Asset Securities Corp., 1998-03 M1	1.156%	3/25/28	702,703	685,682	(a)
Structured Asset Securities Corp., 1998-08 M1	1.096%	8/25/28	1,178,835	1,165,220	(a)
Structured Asset Securities Corp., 2002-11A 1A1	1.898%	6/25/32	50,339	50,206	(a)
Structured Asset Securities Corp., 2002-18A 1A1	2.743%	9/25/32	65,548	65,525	(a)
Structured Asset Securities Corp., 2005-RF3 2A	3.416%	6/25/35	1,193,399	1,074,101	(a)(b)
Thornburg Mortgage Securities Trust, 2004-1 I2A	1.056%	3/25/44	173,783	156,868	(a)
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	2.773%	8/20/35	784,635	702,850	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2003-S4 2A9	1.306%	6/25/33	816,658	799,905	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-10 4CB3	0.756%	12/25/35	1,351,175	1,059,144	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR06 2A	1.095%	8/25/46	1,329,030	921,043	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR07 2A	1.115%	7/25/46	2,543,927	2,153,236	(a)
Wells Fargo Mortgage-Backed Securities Trust, 2004-Y 1A1	2.617%	11/25/34	1,237,644	1,237,305	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $46,172,884)				44,428,937

CORPORATE BONDS & NOTES - 29.9%
CONSUMER DISCRETIONARY - 2.3%
Automobiles - 1.6%
Daimler Finance NA LLC, Senior Notes	1.020%	4/10/14	150,000	150,121	(a)(b)
Daimler Finance NA LLC, Senior Notes	0.842%	1/9/15	570,000	572,063	(a)(b)
Daimler Finance NA LLC, Senior Notes	0.918%	8/1/16	1,050,000	1,056,189	(a)(b)
Ford Motor Credit Co. LLC, Senior Notes	1.487%	5/9/16	1,020,000	1,038,036	(a)
Nissan Motor Acceptance Corp., Senior Notes	0.785%	3/3/17	630,000	629,521	(a)(b)

Total Automobiles				3,445,930

Hotels, Restaurants & Leisure - 0.0%
Caesar’s Entertainment Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	40,000	40,950
Caesar’s Entertainment Operating Co. Inc., Senior Secured Notes	9.000%	2/15/20	20,000	19,550

Total Hotels, Restaurants & Leisure				60,500

Media - 0.3%
NBCUniversal Enterprise Inc., Senior Notes	0.776%	4/15/16	570,000	571,831	(a)(b)
UPCB Finance III Ltd., Senior Secured Notes	6.625%	7/1/20	20,000	21,475	(b)

Total Media				593,306

Multiline Retail - 0.4%
Target Corp., Senior Notes	0.407%	7/18/14	810,000	810,536	(a)

TOTAL CONSUMER DISCRETIONARY				4,910,272

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER STAPLES - 1.3%
Beverages - 0.8%
Anheuser-Busch InBev Finance Inc., Senior Notes	0.639%	2/1/19	$710,000	$710,518	(a)
Coca-Cola Co., Senior Notes	0.193%	3/14/14	800,000	800,013	(a)
Coca-Cola Co., Senior Notes	0.221%	3/5/15	200,000	200,090	(a)

Total Beverages				1,710,621

Food Products - 0.5%
Mondelez International Inc., Senior Notes	0.776%	2/1/19	1,090,000	1,087,125	(a)

TOTAL CONSUMER STAPLES				2,797,746

ENERGY - 1.8%
Energy Equipment & Services - 0.0%
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	90,000	94,725

Oil, Gas & Consumable Fuels - 1.8%
BP Capital Markets PLC, Senior Notes	0.777%	5/10/19	1,300,000	1,302,994	(a)
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	40,000	43,700
Devon Energy Corp., Senior Notes	0.784%	12/15/16	1,060,000	1,061,896	(a)
El Paso Corp., Senior Subordinated Notes	7.000%	6/15/17	100,000	113,569
El Paso LLC, Senior Notes	7.250%	6/1/18	40,000	45,858
Enterprise Products Operating LLP, Subordinated Notes	7.034%	1/15/68	60,000	67,107	(a)
Plains Exploration & Production Co., Senior Notes	8.625%	10/15/19	10,000	10,975
TransCanada PipeLines Ltd., Senior Notes	0.927%	6/30/16	1,090,000	1,098,939	(a)

Total Oil, Gas & Consumable Fuels				3,745,038

TOTAL ENERGY				3,839,763

FINANCIALS - 14.7%
Capital Markets - 0.6%
Goldman Sachs Group Inc., Senior Notes	1.336%	11/15/18	1,250,000	1,261,135	(a)

Commercial Banks - 8.4%
Bank of America Corp., Senior Notes	1.066%	3/22/16	1,540,000	1,550,820	(a)
Bank of Montreal, Senior Notes	0.759%	7/15/16	510,000	512,950	(a)
Bank of Nova Scotia, Senior Notes	0.759%	7/15/16	310,000	311,794	(a)
BB&T Corp., Senior Notes	1.103%	6/15/18	1,020,000	1,032,224	(a)
BNP Paribas SA, Senior Notes	0.832%	12/12/16	700,000	702,592	(a)
Citigroup Inc., Senior Notes	1.199%	7/25/16	360,000	364,230	(a)
Citigroup Inc., Senior Notes	4.450%	1/10/17	640,000	695,960
Commonwealth Bank of Australia, Senior Notes	0.745%	9/20/16	400,000	402,476	(a)(b)
Credit Agricole SA, Senior Notes	1.096%	10/3/16	1,140,000	1,147,706	(a)(b)
HSBC Bank PLC, Senior Notes	0.876%	5/15/18	1,030,000	1,034,953	(a)(b)
HSBC USA Inc., Senior Notes	1.128%	9/24/18	790,000	800,409	(a)
JPMorgan Chase & Co., Senior Notes	0.756%	2/15/17	1,600,000	1,604,442	(a)
Manufacturers & Traders Trust Co., Senior Bonds	0.611%	1/30/17	1,060,000	1,060,918	(a)
Royal Bank of Canada, Senior Notes	0.567%	1/23/17	1,300,000	1,300,564	(a)
Svenska Handelsbanken AB, Senior Notes	0.716%	9/23/16	1,140,000	1,145,923	(a)
Union Bank NA, Senior Notes	0.996%	9/26/16	1,140,000	1,151,725	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	4/17/14	1,150,000	1,118,375	(a)(e)
Wells Fargo & Co., Senior Notes	2.100%	5/8/17	1,240,000	1,278,155
Westpac Banking Corp., Senior Notes	0.976%	7/30/18	800,000	808,165	(a)

Total Commercial Banks				18,024,381

Consumer Finance - 1.7%
American Express Co., Senior Notes	0.826%	5/22/18	1,130,000	1,131,961	(a)
American Honda Finance Corp., Bonds	0.687%	5/8/14	1,100,000	1,101,364	(a)(b)
PACCAR Financial Corp., Senior Notes	0.507%	2/8/16	390,000	390,971	(a)
Toyota Motor Credit Corp., Senior Notes	0.407%	1/23/15	1,030,000	1,031,769	(a)

Total Consumer Finance				3,656,065

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Financial Services - 3.3%
General Electric Capital Corp., Senior Bonds	5.400%	2/15/17	$1,860,000	$2,091,616
General Electric Capital Corp., Senior Notes	0.892%	7/12/16	1,550,000	1,565,824	(a)
General Electric Capital Corp., Senior Notes	0.752%	1/14/19	760,000	759,460	(a)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	140,000	165,900
SSIF Nevada LP, Senior Notes	0.942%	4/14/14	1,400,000	1,401,029	(a)(b)
Total Capital International SA, Senior Notes	0.807%	8/10/18	1,140,000	1,151,283	(a)

Total Diversified Financial Services				7,135,112

Insurance - 0.7%
Metropolitan Life Global Funding I, Senior Secured Notes	0.594%	3/19/14	300,000	300,053	(a)(b)
Prudential Financial Inc., Senior Notes	1.016%	8/15/18	890,000	892,168	(a)
Prudential Holdings LLC, Senior Secured Notes	1.118%	12/18/17	197,143	197,948	(a)(b)

Total Insurance				1,390,169

TOTAL FINANCIALS				31,466,862

HEALTH CARE - 1.3%
Health Care Equipment & Supplies - 0.3%
Medtronic Inc., Senior Notes	0.324%	2/27/17	700,000	700,509	(a)

Pharmaceuticals - 1.0%
AbbVie Inc., Senior Notes	0.997%	11/6/15	1,290,000	1,303,911	(a)
Johnson & Johnson, Senior Notes	0.326%	5/15/14	900,000	900,226	(a)

Total Pharmaceuticals				2,204,137

TOTAL HEALTH CARE				2,904,646

INDUSTRIALS - 2.0%
Aerospace & Defense - 1.0%
Boeing Co., Senior Notes	0.248%	11/3/14	1,030,000	1,030,159	(a)
Rockwell Collins Inc., Senior Notes	0.593%	12/15/16	1,060,000	1,062,514	(a)

Total Aerospace & Defense				2,092,673

Airlines - 0.0%
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	16,781	18,795

Machinery - 0.5%
John Deere Capital Corp., Senior Notes	0.312%	1/12/15	1,050,000	1,050,768	(a)

Road & Rail - 0.5%
Kansas City Southern de Mexico SA de CV, Senior Notes	0.935%	10/28/16	1,150,000	1,156,780	(a)

TOTAL INDUSTRIALS				4,319,016

INFORMATION TECHNOLOGY - 2.0%
Computers & Peripherals - 0.6%
Apple Inc., Senior Notes	0.288%	5/3/16	1,230,000	1,230,465	(a)

IT Services - 0.7%
First Data Corp., Senior Secured Notes	6.750%	11/1/20	140,000	151,900	(b)
International Business Machines Corp., Senior Notes	0.266%	7/29/15	1,360,000	1,360,916	(a)

Total IT Services				1,512,816

Software - 0.7%
Oracle Corp., Senior Notes	0.819%	1/15/19	1,550,000	1,561,543	(a)

TOTAL INFORMATION TECHNOLOGY				4,304,824

MATERIALS - 0.9%
Metals & Mining - 0.9%
Rio Tinto Finance USA PLC, Notes	1.084%	6/17/16	1,030,000	1,039,458	(a)
Vale Overseas Ltd., Senior Notes	5.625%	9/15/19	360,000	402,396
Vale Overseas Ltd., Senior Notes	4.625%	9/15/20	430,000	453,965

Total Metals & Mining				1,895,819

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Paper & Forest Products - 0.0%
Smurfit Capital Funding PLC, Debentures	7.500%	11/20/25	$30,000	$33,450

TOTAL MATERIALS				1,929,269

TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.0%
AT&T Inc., Senior Notes	0.619%	2/12/16	850,000	851,893	(a)
AT&T Inc., Senior Notes	1.144%	11/27/18	230,000	232,816	(a)
British Telecommunications PLC, Senior Notes	1.625%	6/28/16	1,030,000	1,047,525
Verizon Communications Inc., Senior Notes	0.442%	3/6/15	750,000	749,590	(a)(b)
Verizon Communications Inc., Senior Notes	5.500%	4/1/17	1,180,000	1,325,323
Verizon Communications Inc., Senior Notes	1.993%	9/14/18	130,000	136,425	(a)

Total Diversified Telecommunication Services				4,343,572

Wireless Telecommunication Services - 1.0%
America Movil SAB de CV, Senior Notes	1.244%	9/12/16	1,130,000	1,145,940	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	190,000	189,525
Vodafone Group PLC, Senior Notes	0.620%	2/19/16	800,000	801,964	(a)

Total Wireless Telecommunication Services				2,137,429

TOTAL TELECOMMUNICATION SERVICES				6,481,001

UTILITIES - 0.6%
Electric Utilities - 0.3%
DPL Inc., Senior Notes	7.250%	10/15/21	60,000	60,225
Duke Energy Indiana Inc., Secured Bonds	0.592%	7/11/16	520,000	520,442	(a)

Total Electric Utilities				580,667

Independent Power Producers & Energy Traders - 0.1%
AES Corp., Senior Notes	7.750%	10/15/15	124,000	136,710
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	97,429	104,006

Total Independent Power Producers & Energy Traders				240,716

Multi-Utilities - 0.2%
PG&E Corp., Senior Notes	5.750%	4/1/14	470,000	471,743

TOTAL UTILITIES				1,293,126

TOTAL CORPORATE BONDS & NOTES (Cost - $63,822,284)				64,246,525

MORTGAGE-BACKED SECURITIES - 3.1%
FHLMC - 0.5%
Federal Home Loan Mortgage Corp. (FHLMC)	1.996%	6/1/43	1,134,750	1,141,034	(a)

FNMA - 2.6%
Federal National Mortgage Association (FNMA)	2.500%	10/1/22-6/1/23	4,237,351	4,376,404
Federal National Mortgage Association (FNMA)	6.279%	9/1/37	1,011,233	1,080,890	(a)

Total FNMA				5,457,294

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $6,619,810)				6,598,328

SENIOR LOANS - 0.8%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.3%
Aramark Corp., Term Loan F	3.250%	2/24/21	609,997	609,426	(f)(g)

Media - 0.3%
Univision Communications Inc., Term Loan C4	4.000%	3/1/20	693,599	696,272	(f)(g)

TOTAL CONSUMER DISCRETIONARY				1,305,698

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.2%
First Data Corp., Extended 2018 Term Loan B	4.156%	3/23/18	$395,228	$396,922	(f)(g)

TOTAL SENIOR LOANS (Cost - $1,663,827)				1,702,620

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 13.6%
U.S. Government Agencies - 13.6%
Federal Home Loan Mortgage Corp. (FHLMC), 3/1 Hybrid ARM	2.687%	8/1/29	34,787	36,162	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3/1 Hybrid ARM	2.352%	8/1/32	198,399	199,721	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3/1 Hybrid ARM	2.600%	8/1/32	30,031	30,323	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 5/1 Hybrid ARM	2.320%	12/1/26	87,691	93,321	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 5/1 Hybrid ARM	2.464%	7/1/29	214,722	230,424	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 5/1 Hybrid ARM	2.526%	7/1/29	83,875	89,949	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 5/1 Hybrid ARM	2.100%	7/1/33	565,468	598,520	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Five Year CMT ARM	4.482%	8/1/25	47,692	48,263	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Five Year CMT ARM	5.000%	12/1/30	38,571	39,024	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold Thirty Year	6.500%	4/1/29	2,366	2,657
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.157%	12/5/14	2,000,000	2,001,264	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.331%	12/1/23	105,966	113,040	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	1.905%	2/1/24	51,429	51,921	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.130%	4/1/26	215,017	229,183	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.253%	6/1/29	537,115	575,682	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.501%	7/1/29	231,846	248,313	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.445%	3/1/31	86,807	93,116	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.325%	5/1/31	4,005	4,066	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.503%	3/1/33	1,379,632	1,472,907	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.344%	10/1/33	202,246	215,037	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year LIBOR	2.711%	5/1/33	547,913	591,630	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Six Month LIBOR	2.428%	7/1/27	44,496	45,027	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Three Year CMT ARM	3.203%	12/1/30	122,223	125,317	(a)
Federal National Mortgage Association (FNMA), 11th District COFI	5.497%	2/1/31	553,386	588,052	(a)
Federal National Mortgage Association (FNMA), Bonds	1.910%	4/1/33	291,532	309,721	(a)
Federal National Mortgage Association (FNMA), Five Year CMT ARM	4.834%	5/1/30	249,107	250,848	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies - continued
Federal National Mortgage Association (FNMA), Notes	0.375%	12/21/15	$6,000,000	$6,009,066
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.365%	11/1/18	87,090	93,251	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.175%	4/1/20	7,404	7,858	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.285%	7/1/21	37,835	37,725	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.386%	8/1/22	23,659	25,392	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.594%	7/1/23	47,011	50,576	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.497%	8/1/23	25,305	25,527	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.494%	2/1/24	98,869	106,016	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.193%	4/1/25	277,363	295,620	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.266%	12/1/25	42,818	45,233	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.474%	1/1/27	116,840	124,970	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.478%	7/1/27	183,380	196,795	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	1.615%	8/1/27	78,328	80,037	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.200%	2/1/28	25,146	26,544	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.348%	3/1/28	57,850	59,340	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.499%	2/1/29	177,842	189,858	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.478%	8/1/29	286,491	307,185	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.340%	11/1/29	193,382	207,402	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.515%	1/1/30	145,068	148,696	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.635%	12/1/30	510,275	546,729	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.360%	1/1/31	166,398	177,354	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.237%	2/1/31	154,460	164,664	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.393%	3/1/31	82,811	88,935	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.173%	4/1/31	243,104	259,788	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.211%	4/1/31	54,014	57,525	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.355%	7/1/31	81,750	85,971	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.340%	9/1/31	70,531	75,198	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.400%	9/1/31	73,448	77,438	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	1.655%	10/1/31	145,247	147,759	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.125%	6/1/32	56,375	56,835	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies - continued
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.455%	7/1/32	$322,026	$329,454	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.123%	9/1/32	284,715	302,458	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.327%	12/1/32	522,764	532,419	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.340%	1/1/33	137,035	140,638	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.415%	1/1/33	238,760	239,166	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.381%	5/1/33	429,758	456,698	(a)
Federal National Mortgage Association (FNMA), One Year LIBOR	2.321%	8/1/32	195,583	208,465	(a)
Federal National Mortgage Association (FNMA), Six Month CD ARM	1.440%	12/1/20	211,622	212,874	(a)
Federal National Mortgage Association (FNMA), Six Month CD ARM	2.325%	6/1/24	8,121	8,246	(a)
Federal National Mortgage Association (FNMA), Six Month CD ARM	2.125%	7/1/24	208,722	216,805	(a)
Federal National Mortgage Association (FNMA), Six Month CD ARM	2.014%	9/1/24	545,567	563,823	(a)
Federal National Mortgage Association (FNMA), Six Month CD ARM	2.061%	9/1/24	181,346	185,844	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	1.750%	11/1/31	64,453	65,544	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	1.909%	1/1/33	250,135	264,012	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	1.925%	5/1/33	990,939	1,045,475	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	1.930%	6/1/33	535,576	562,624	(a)
Federal National Mortgage Association (FNMA), Three Year CMT ARM	3.775%	6/1/30	711,526	754,258	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.000%	2/20/16	31,434	31,960	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	6/20/17	57,314	59,558	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.000%	9/20/20	263,847	274,757	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	2.500%	3/20/21	82,907	86,650	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.000%	3/20/21	102,450	107,673	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	6/20/22	612,277	636,626	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	8/20/22	155,953	162,319	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	10/20/22	386,047	402,892	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	11/20/22	217,486	225,457	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	12/20/22	79,226	82,684	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	5/20/23	130,948	136,161	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	1/20/24	100,144	104,338	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	3/20/24	214,521	223,506	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies - continued
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	5/20/26	$132,743	$138,040	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	9/20/27	239,456	249,270	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	10/20/27	266,418	278,088	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	4/20/32	322,065	334,945	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	5/20/32	105,533	109,754	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	7/20/32	745,603	773,919	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	8/20/32	455,811	474,521	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	9/20/32	97,467	101,468	(a)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $28,498,594)				29,142,164

			SHARES
COMMON STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Tropicana Entertainment Inc.			17,545	315,810	*

INDUSTRIALS - 0.0%
Marine - 0.0%
DeepOcean Group Holding AS			886	28,159	*(c)(d)

TOTAL COMMON STOCKS (Cost - $311,763)				343,969

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $212,161,519)				211,188,742

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 3.2%
Repurchase Agreements - 3.2%
Barclays Capital Inc., repurchase agreement dated 2/28/14; Proceeds at maturity - $5,800,010; (Fully collateralized by U.S. government obligations, 1.750% due 10/31/20; Market value - $5,916,348)	0.020%	3/3/14	5,800,000	5,800,000
State Street Bank & Trust Co. repurchase agreement dated 2/28/14; Proceeds at maturity - $1,109,000; (Fully collateralized by U.S. Treasury Bills, 0.000% due 11/13/14; Market Value - $1,133,865)	0.000%	3/3/14	1,109,000	1,109,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $6,909,000)				6,909,000

TOTAL INVESTMENTS - 101.7% (Cost - $219,070,519#)				218,097,742
Liabilities in Excess of Other Assets - (1.7)%				(3,598,339)

TOTAL NET ASSETS - 100.0%				$214,499,403

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(d)	Illiquid security.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2014

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CD	— Certificate of Deposit
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
CMT	— Constant Maturity Treasury
COFI	— Cost of Funds Index
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

SCHEDULE OF WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
Eurodollar Mid Curve 2-Year Futures, Put (Premiums received - $48,785)	6/13/14	$98.38	74	$24,975

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Adjustable Rate Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Asset-backed securities	—	$64,179,004	$547,195	$64,726,199
Collateralized mortgage obligations	—	44,428,937	—	44,428,937
Corporate bonds & notes	—	64,246,525	—	64,246,525
Mortgage-backed securities	—	6,598,328	—	6,598,328
Senior loans	—	1,702,620	—	1,702,620
U.S. government & agency obligations	—	29,142,164	—	29,142,164
Common stocks:
Consumer discretionary	—	315,810	—	315,810
Industrials	—	—	28,159	28,159

Total long-term investments	—	$210,613,388	$575,354	$211,188,742

Short-term investments†	—	6,909,000	—	6,909,000

Total investments	—	$217,522,388	$575,354	$218,097,742

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Written options	$24,975	—	—	$24,975
Futures contracts	276	—	—	276

Total	$25,251	$—	—	$25,251

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Notes to Schedule of Investments (unaudited) (continued)

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(f) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(g) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.

Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(h) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty

Notes to Schedule of Investments (unaudited) (continued)

otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Securities pledged as collateral, if any, to cover the obligations of the Fund under derivative contracts, are noted in the Schedule of Investments.

As of February 28, 2014, the Fund held written options with credit related contingent features which had a liability position of $24,975. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(i) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At February 28, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,332,889
Gross unrealized depreciation	(3,305,666)

Net unrealized depreciation	$(972,777)

At February 28, 2014, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury 2-Year Notes	8	6/14	$1,758,724	$1,759,000	$(276)

During the period ended February 28, 2014, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding as of May 31, 2013	—	—
Options written	74	$48,785
Options closed	—	—
Options exercised	—	—
Options expired	—	—

Written options, outstanding as of February 28, 2014	74	$48,785

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at February 28, 2014.

Notes to Schedule of Investments (unaudited) (continued)

	Futures Contracts
Primary Underlying Risk	Written Options, at value	Unrealized Depreciation	Total
Interest Rate Risk	$(24,975)	$(276)	$(25,251)

During the period ended February 28, 2014, the volume of derivative activity for the Fund was as follows:

Average Market Value
Written options	$12,765
Futures contracts (to buy) †	48,966
Futures contracts (to sell)	2,583,573

†	At February 28, 2014, there were no open positions held in this derivative

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	April 25, 2014

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 25, 2014